Financial risk management, objectives and policies, Danish Ship Finance Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($) Carrier	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 522,299	$ 449,959
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 49,400	$ 33,683	$ 36,015	$ 36,400
Number of VLCCs whose acquisition is to be funded through credit facility | Carrier	1
Term		5 years
Maturity date		November 2025
Number of installments for repaying debt | Installment		10
Frequency of periodic repayment		semiannually
Debt repayment installment amount		$ 1,200
Debt repayment final amount		24,300
Credit facility covenant, required adjusted tangible net worth		$ 300,000
Danish Ship Finance Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	2.00%	2.00%